Insurance contract liabilities	12 Months Ended
Dec. 31, 2022
Insurance Contracts Liability [Abstract]
Insurance Contracts Liability

14.	Insurance contract liabilities

(a)	This caption is comprised of the following:

	2022	2021
	S/(000)	S/(000)
Technical reserves for insurance premiums (b)	10,400,667	11,735,995
Technical reserves for claims (c)	201,705	222,063

	10,602,372	11,958,058

By term -
Short term	1,023,856	949,512
Long term	9,578,516	11,008,546

Total	10,602,372	11,958,058

(b)	The movement of technical reserves for insurance premiums (disclosed by type of insurance) for the years ended December 31, 2022, 2021 and 2020, is as follows:

	2022						2021						2020
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	9,923,679	618,452	892,992	40,762	260,110	11,735,995	10,448,455	745,292	746,171	38,015	320,142	12,298,075	9,741,241	779,455	630,801	41,073	30,886	11,223,456
Insurance subscriptions	319,876	—	2,882	40,220	—	362,978	482,508	115	11,770	30,411	2,562	527,366	249,380	—	2,259	31,808	—	283,447
Acquisition of Mapfre portfolio (*)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	292,499	292,499
Time passage adjustments (**)	(1,482,660)	(34,745)	122,237	(27,962)	(16,933)	(1,440,063)	(1,347,987)	(126,955)	131,533	(28,112)	(62,674)	(1,434,195)	162,654	(34,163)	110,102	(35,167)	(3,326)	200,100
Maturities and recoveries	—	—	(66,517)	—	—	(66,517)	—	—	(65,587)	—	—	(65,587)	—	—	(50,654)	—	—	(50,654)
Exchange differencies	(157,132)	—	(34,286)	(283)	(25)	(191,726)	340,703	—	69,105	448	80	410,336	295,180	—	53,663	301	83	349,227

End of year balances	8,603,763	583,707	917,308	52,737	243,152	10,400,667	9,923,679	618,452	892,992	40,762	260,110	11,735,995	10,448,455	745,292	746,171	38,015	320,142	12,298,075

(*)
In December 2019, SBS authorized the transfer of risk insurance contracts from Complementary Insurance for High-risk Activities (“SCTR”, by its Spanish acronym), of Mapfre Peru Vida Compañía de Seguros y Reaseguros S.A. (henceforth “Mapfre”, an unrelated entity), which entered into force on January 2, 2020. The assets received by said contracts were cash and financial debt instruments of a value equivalent to S/246,101,000; also recognized a liability for technical reserves of premiums for S/292,499,000, the difference amounting to S/46,398,000, was recorded in the caption “Intangibles and goodwill, net”, as part of the “Other Intangibles”, see Note 9(a).

(**)	The table below presents the composition of the adjustments due to time passage as of December 31, 2022, 2021 and 2020:

	2022					2021					2020
	Annuities (***)	Life insurance	General insurance	SCTR	Total	Annuities (***)	Life insurance	General insurance	SCTR	Total	Annuities (***)	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Interest rate effect (****), Note 3.4(d)	(1,484,394)	—	—	(36,586)	(1,520,980)	(1,318,573)	—	—	(73,707)	(1,392,280)	333,761	—	—	(1,225)	332,536
Aging insured population effect	(270,339)	122,237	(27,962)	(8,271)	(184,335)	(325,914)	131,533	(28,112)	(6,705)	(229,198)	(257,549)	110,102	(35,167)	(7,495)	(190,109)
Inflation and other effects	237,328	—	—	27,924	265,252	169,545	—	—	17,738	187,283	52,279	—	—	5,394	57,673

Time passage adjustments	(1,517,405)	122,237	(27,962)	(16,933)	(1,440,063)	(1,474,942)	131,533	(28,112)	(62,674)	(1,434,195)	128,491	110,102	(35,167)	(3,326)	200,100

(***)	It includes retirement (disability and survival annuities) and “Renta Particular Plus – Vitalicio”.

(****)
Comprises the variations of the market interest rate for each period. The Company uses market rates. In 2022, 2021 and 2020, the rates for annuities, retirement, disability and survival annuities and SCTR in US Dollars presented an increase, fluctuating around 6.10 percent, 3.70 percent and 3.53 percent, respectively; whereas for annuities, retirement, disability and survival annuities and SCTR in adjustable S/ presented an increase, fluctuating around 8.14 percent, 6.84 percent and 5.07 percent, respectively; and for of annuities, retirement, disability and survival annuities and SCTR in S/ VAC presented an increase, fluctuating around 4.78 percent, 3.77 percent and 2.05 percent, respectively.

(c)	Below is the balance of technical reserves for outstanding claims (according to the type of insurance) as of December 31, 2022 and 2021:

	2022						2021
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Reported claims	15,673	56,816	42,449	19,399	5,731	140,068	12,233	61,700	46,411	12,514	5,762	138,620
IBNR	—	5,855	50,201	4,984	597	61,637	—	18,352	58,911	5,383	797	83,443

	15,673	62,671	92,650	24,383	6,328	201,705	12,233	80,052	105,322	17,897	6,559	222,063

The movement of technical reserves for claims for the years ended December 31, 2022, 2021 and 2020, is as follows:

	2022
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	12,233	80,052	105,322	17,897	6,559	222,063
Claims of the period	699,977	55,272	57,104	43,343	16,189	871,885
Adjustments to prior years claims	4,027	(16,117)	—	—	(165)	(12,255)
Payments	(700,538)	(56,532)	(68,909)	(36,657)	(16,255)	(878,891)
Exchange difference	(26)	(4)	(867)	(200)	—	(1,097)

End of year balances	15,673	62,671	92,650	24,383	6,328	201,705

	2021
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	8,201	89,676	83,712	14,189	7,870	203,648
Claims of the period	713,226	75,185	134,615	27,622	15,329	965,977
Adjustments to prior years claims	4,135	(22,096)	26,629	183	(790)	8,061
Payments	(713,309)	(62,713)	(142,013)	(23,877)	(15,850)	(957,762)
Exchange difference	(20)	—	2,379	(220)	—	2,139

End of year balances	12,233	80,052	105,322	17,897	6,559	222,063

	2020
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	3,691	116,130	60,032	13,250	10,072	203,175
Claims of the period	626,106	58,841	64,133	22,278	14,269	785,627
Adjustments to prior years claims	5,011	(17,764)	36,973	(3,064)	(1,482)	19,674
Payments	(626,632)	(67,531)	(78,393)	(18,394)	(14,989)	(805,939)
Exchange difference	25	—	967	119	—	1,111

End of year balances	8,201	89,676	83,712	14,189	7,870	203,648

(d)	In Management’s opinion, these balances reflect the exposure of life and general insurance contracts as of December 31, 2022, 2021 and 2020, in accordance with IFRS 4.

(e)	The main assumptions used in the estimation of retirement, disability and survival annuities and individual life reserves as of December 31, 2022 and 2021, are the following:

Type	Mortality table		Interest rate
	2022	2021	2022	2021
Annuities and Lifetime RPP	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		6.10% in US$ 4.78% in S/ VAC 8.14% adjustable in S/	3.70% in US$ 3.77% in S/ VAC 6.84% adjustable in S/
Retirement, disability and survival	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		4.78% in S/ VAC	3.77% in S/ VAC
SCTR insurance	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		4.78% in S/ VAC	3.77% in S/ VAC
Individual life insurance contracts (included linked insurance contracts)	CSO 80 adjustable		4.00 - 5.00%	4.00 - 5.00%

The sensitivity of the estimates used by the Group to measure its insurance risks is represented primarily by life insurance risks; the main variables as of December 31, 2022 and 2021, are the interest rates and the mortality tables. The Group has assessed the changes of the reserves related to its most significant life insurance contracts included in the reserves of annuities, retirement, disability and survival of +/- 100 basis points (bps) in the interest rates and of +/- 500 basis points (bps) of the mortality factors, being the results as follows:

	2022			2021
		Variation in reserves			Variation in reserves
Variables	Reserves	Amount	Percentage	Reserves	Amount	Percentage
	S/(000)	S/(000)%		S/(000)	S/(000)%
Annuities -
Portfolio in S/ and US Dollars - basis amount
Changes in interest rate: + 100 bps	7,890,881	(712,882)	(8.29)	8,995,287	(928,392)	(9.37)
Changes in interest rate: - 100 bps	9,447,412	843,649	9.81	11,041,604	1,117,925	11.27
Changes in mortality table at 105%	8,531,246	(72,517)	(0.84)	9,823,769	(99,910)	(1.01)
Changes in mortality table at 95%	8,679,442	75,678	0.88	10,028,431	104,752	1.06
Retirements, disability and survival -
Portfolio in S/ – basis amount
Changes in interest rate: + 100 bps	531,597	(52,110)	(8.93)	557,818	(60,634)	(9.80)
Changes in interest rate: - 100 bps	645,981	62,274	10.67	691,971	73,519	11.89
Changes in mortality table at 105%	577,279	(6,428)	(1.10)	611,223	(7,229)	(1.17)
Changes in mortality table at 95%	590,423	6,716	1.15	626,020	7,568	1.22
SCTR insurance -
Portfolio in S/ - basis amount
Changes in interest rate: + 100 bps	217,035	(26,117)	(10.74)	228,990	(31,120)	(11.96)
Changes in interest rate: - 100 bps	275,699	32,548	13.39	299,710	39,600	15.22
Changes in mortality table at 105%	241,489	(1,663)	(0.68)	258,161	(1,949)	(0.75)
Changes in mortality table at 95%	244,880	1,728	0.71	262,143	2,033	0.78